PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT -- Jan. 31, 2005*

American Express(R) Variable                        Prospectus Form #/SAI Form #
  Portfolio Funds (Oct. 29, 2004)                      S-6466-99 X/S-6466-20 X

For AXP(R) Variable Portfolio - Threadneedle International Fund, the following Lipper index is replacing the Lipper index used to compare the Fund's performance and for purposes of the performance incentive adjustment:

AXP Variable Portfolio - Threadneedle International Fund

The Lipper International Large-Cap Core Funds Index includes the 10 largest international large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.




S-6466-52 A (1/05)

Valid until next update
*Destroy Oct. 28, 2005